Concentrations risks	6 Months Ended
Jun. 30, 2024
Risks and Uncertainties [Abstract]
Concentrations risks

Note 16 – Concentrations risks

(a) Major customers

For the six months ended June 30, 2024 and 2023, no customer accounted for 10% or more of the Company’s total revenues.

As of June 30, 2024, three customers accounted for 23.7%, 23.7%, and 16.6% of the Company’s total balance of accounts receivable, respectively. As of December 31, 2023, three customers accounted for 23.9%, 11.9%, and 10.6% of the Company’s total balance of accounts receivable, respectively.

(b) Major vendors

For the six months ended June 30, 2024 and 2023, no vendor accounted for 10% or more of the Company’s total purchases.

As of June 30, 2024 and December 31, 2023, two vendors accounted for 10% or more of the Company’s total balance of accounts payable. This did not make the Company vulnerable to concentration risks as the balance is insignificant.

(c) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to approximately $57,000 (SGD 75,000) per account. As of June 30, 2024 and December 31, 2023, the Company had cash balance of $11,229 and $177,205 was maintained at DI Scheme banks in Singapore, of $0 and $84,870 was subject to credit risk, respectively. The United States’ Federal Deposit Insurance Corporation (FDIC) standard insurance amount is up to $250,000 per depositor per insured bank. As of June 30, 2024 and December 31, 2023, the Company had cash balance of $218,397 and $10,820 was maintained at banks in the United States, of which none was subject to credit risk. The Malaysia deposit insurance corporation (PIDM) standard insurance amount is up to approximately $53,000 (MYR 250,000) per depositor per insured bank. As of June 30, 2024 and December 31, 2023, the Company had cash balance of $145,330 and $0 was maintained at banks in Malaysia, of $92,336 and $0 was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

The Company is also exposed to risk from accounts receivable and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.